Chapter 11 Filing and Emergence from Bankruptcy (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 05, 2014	May 02, 2014	Jun. 30, 2016	May 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 07, 2014
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Litigation settlement, received (paid)					$ 20,359
Payments for restructuring					$ 526	$ 6,096	$ 18,068	$ 443,296	$ 65,949
Bankruptcy proceedings, date petition for bankruptcy filed					Nov. 14, 2012		Nov. 14, 2012
Bankruptcy proceedings, court where petition was filed					U.S. Bankruptcy Court for the District of Delaware		U.S. Bankruptcy Court for the District of Delaware
Plan of reorganization, date plan is effective					Aug. 05, 2014		Aug. 05, 2014
Plan of reorganization, date plan filed							Mar. 07, 2014
Debtor-in-possession financing, amount arranged										$ 1,500,000
Stock issued during period, value, new issues		$ 1,510,000						$ 1,510,000
Proceeds from issuance or sale of equity	$ 1,510,000
Amended and Restated Certificate [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Preferred stock, shares authorized	60,000,000
Preferred stock, par or stated value per share	$ 0.01
Class A Warrant [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Stock issued during period, shares, new issues	213,715,419
Class B Warrant [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Stock issued during period, shares, new issues	2,469,013
Common Class A [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Stock issued during period, shares, new issues	306,857,778
Common Class B [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Special dividend					$ 1,337
Stock issued during period, shares, new issues	5,457,591
Parent Company [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Bankruptcy proceedings, date petition for bankruptcy filed							Nov. 14, 2012
Bankruptcy proceedings, court where petition was filed							U.S. Bankruptcy Court for the District of Delaware
Plan of reorganization, date plan is effective							Aug. 05, 2014
Plan of reorganization, date plan filed							Mar. 07, 2014
Debtor-in-possession financing, amount arranged										$ 1,500,000
Proskauer Action [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Litigation recovery percentage expected to be disbursed to the class action plaintiffs					15.00%
Litigation settlement, received (paid)					$ (2,136)
Net litigation recovery					14,242
Proskauer Action [Member] | Common Class B [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Special dividend					$ 1,337
Proskauer Action [Member] | Common Class B [Member] | Class B Warrant [Member] | Scenario, Forecast [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Litigation recovery percentage expected to be disbursed to the class action plaintiffs				10.00%
Reorganization items			$ 86	$ 1,423